Intangible Assets - Summary of Cumulative Impact of Changes in Assumptions Used in Calculating the Fair Value (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2019	£ 115
Discount rate	10.00%
Discount rate for zero headroom	10.30%
Perpetuity growth rate	2.00%
Perpetuity growth rate for zero headroom	1.60%
Contribution reduction p.a. for zero headroom	£ 9
Core [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2019	£ 191
Discount rate	10.00%
Discount rate for zero headroom	10.70%
Perpetuity growth rate	2.00%
Perpetuity growth rate for zero headroom	1.20%
Contribution reduction p.a. for zero headroom	£ 15
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	16.30%
Discount rate for zero headroom	16.30%
Perpetuity growth rate	4.10%
Perpetuity growth rate for zero headroom	4.10%
OPM [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2019	£ 81
Discount rate	10.00%
Discount rate for zero headroom	10.30%
Perpetuity growth rate	2.00%
Perpetuity growth rate for zero headroom	0.30%
Contribution reduction p.a. for zero headroom	£ 7